SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2018 FOR

CLASS A, CLASS B, CLASS C, CLASS I, CLASS R, and ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2018 for Class A, Class B, Class C, Class I, Class R and Advisor Class Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective June 28, 2019 and affect Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth (the “PF U.S. Equity Funds”).  Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Life Fund Advisors LLC, the investment adviser to the PF U.S. Equity Funds, has determined to reduce its management fee for each of the PF U.S. Equity Funds, which will have the following impact to the fee tables in the Annual Fund Operating Expenses section of the Prospectus for each PF U.S. Equity Fund:

Pacific Funds Large-Cap: The Management Fee is reduced by 0.20%, from 0.65% to 0.45%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class A	1.73%	1.53%
Class C	2.48%	2.28%
Advisor Class	1.48%	1.28%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class A	1.00%	0.90%
Class C	1.75%	1.65%
Advisor Class	0.75%	0.65%

The fee waiver agreement to waive 0.10% on the Management Fee is replaced by the abovementioned 0.20% contractual reduction in the Management Fee and is therefore no longer in effect.

Pacific Funds Large-Cap Value: The Management Fee is reduced by 0.10%, from 0.65% to 0.55%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class A	1.47%	1.37%
Class C	2.22%	2.12%
Advisor Class	1.22%	1.12%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class A	1.10%	1.00%
Class C	1.85%	1.75%

Advisor Class	0.85%	0.75%

Pacific Funds Small/Mid-Cap: The Management Fee is reduced by 0.10%, from 0.85% to 0.75%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class A	1.51%	1.41%
Class C	2.26%	2.16%
Advisor Class	1.26%	1.16%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class A	1.30%	1.20%
Class C	2.05%	1.95%
Advisor Class	1.05%	0.95%

Pacific Funds Small-Cap: The Management Fee is reduced by 0.10%, from 0.85% to 0.75%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class A	1.89%	1.79%
Class C	2.64%	2.54%
Advisor Class	1.64%	1.54%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class A	1.30%	1.20%
Class C	2.05%	1.95%
Advisor Class	1.05%	0.95%

Pacific Funds Small-Cap Value: The Management Fee is reduced by 0.10%, from 0.85% to 0.75%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class A	1.65%	1.55%
Class C	2.40%	2.30%
Advisor Class	1.40%	1.30%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class A	1.30%	1.20%
Class C	2.05%	1.95%
Advisor Class	1.05%	0.95%

Pacific Funds Small-Cap Growth: The Management Fee is reduced by 0.10%, from 0.85% to 0.75%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class A	1.62%	1.52%
Class C	2.37%	2.27%
Advisor Class	1.37%	1.27%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class A	1.25%	1.15%
Class C	2.05%	1.95%
Advisor Class	1.05%	0.95%

Form No.  PFSUP0619

SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2018

FOR CLASS S AND CLASS P SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2018 for Class S and Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective June 28, 2019 and affect all funds offered in the Prospectus (the “Funds”).  Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Pacific Life Fund Advisors LLC, the investment adviser to the Funds, has determined to reduce its management fee for each of the Funds, which will have the following impact to the fee tables in the Annual Fund Operating Expenses section of the Prospectus for each Fund as follows:

Pacific Funds Large-Cap: The Management Fee is reduced by 0.20%, from 0.65% to 0.45%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class S	1.33%	1.13%
Class P	1.33%	1.13%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class S	0.65%	0.55%
Class P	0.75%	0.65%

The fee waiver agreement to waive 0.10% on the Management Fee is replaced by the abovementioned 0.20% contractual reduction in the Management Fee and is therefore no longer in effect.

Pacific Funds Large-Cap Value: The Management Fee is reduced by 0.10%, from 0.65% to 0.55%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class S	1.07%	0.97%
Class P	1.07%	0.97%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class S	0.75%	0.65%
Class P	0.85%	0.75%

Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap and Pacific Funds Small-Cap Value: The Management Fee is hereby reduced by 0.10%, from 0.85% to 0.75%, resulting in the decreases to Total Annual Fund Operating Expenses below:

1

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class S	1.11%	1.01%
Class P	1.11%	1.01%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class S	1.00%	0.90%
Class P	1.05%	0.95%

Pacific Funds Small-Cap Growth: The Management Fee is hereby reduced by 0.10%, from 0.85% to 0.75%, resulting in the decreases to Total Annual Fund Operating Expenses below:

	Prior to 6/28/19	Effective 6/28/19
Total Annual Fund Operating Expenses
Class S	1.22%	1.12%
Class P	1.22%	1.12%
Total Annual Fund Operating Expenses After Expense Reimbursement
Class S	0.90%	0.80%
Class P	1.05%	0.95%

Form No.  PFSUP0619

2

SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC FUNDS CLASS P SHARES PROSPECTUS DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Class P Shares Prospectus dated August 1, 2018 for Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus.  Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

NOTICE OF LIQUIDATION OF PF EQUITY LONG/SHORT FUND

At the meeting held on June 19, 2019, the Board of Trustees of Pacific Funds Series Trust approved a plan of liquidation for the PF Equity Long/Short Fund (the “Fund”).  The liquidation of the Fund (“Liquidation”) is expected to occur on or about June 26, 2019, or such other date as the Chief Executive Officer, Senior Vice President or any Vice President of the Trust shall determine (the “Liquidation Date”).

As a result of the Liquidation, all references to and related to the Fund and its sub-adviser, AQR Capital Management LLC, in the Prospectus will be deleted effective upon the Liquidation Date.

SUPPLEMENT DATED JUNE 24, 2019

TO THE PACIFIC FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 1, 2018

This supplement revises the Pacific Funds Statement of Additional Information dated August 1, 2018, as supplemented (the “SAI”), and must be preceded or accompanied by the SAI.  Remember to review the SAI for other important information. Capitalized terms not defined herein are as defined in the SAI.

In connection with the liquidation of the PF Equity Long/Short Fund, effective June 26, 2019, or such other date as the Chief Executive Officer, Senior Vice President or any Vice President of the Trust shall determine, all references and information regarding the PF Equity Long/Short Fund and its sub-adviser, AQR Capital Management LLC, will be deleted.

Effective June 28, 2019, Pacific Life Fund Advisors LLC, the investment adviser to the Pacific Funds Large-Cap, Pacific Funds Large-Cap Value, Pacific Funds Small/Mid-Cap, Pacific Funds Small-Cap, Pacific Funds Small-Cap Value and Pacific Funds Small-Cap Growth (the “PF U.S. Equity Funds”), has determined to reduce its management fee for each of the PF U.S. Equity Funds.  As a result of this change, the current Investment Advisory Fee Schedules section of the SAI for each PF U.S. Equity Fund is revised as follows:

ORGANIZATION AND MANAGEMENT OF THE TRUST

Investment Advisory Fee Schedules

Annual Investment Advisory Fee
Fund	(as a percentage of average daily net assets)

Pacific Funds Large-Cap	0.45%

Pacific Funds Large-Cap Value	0.55%

Pacific Funds Small/Mid-Cap	0.75%
Pacific Funds Small-Cap
Pacific Funds Small-Cap Value
Pacific Funds Small-Cap Growth

Footnote 3 is deleted and footnote 4 is renumbered to footnote 3.